Financial Instruments - Summary of Fair Value Measurements using Significant Unobservable Inputs (Level 3) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Beginning balance	R$ 1,647,005
Ending balance	1,766,954	R$ 1,647,005
Current financial assets at fair value through profit or (loss) [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	8,593	31,596
Capital deployment	1,229	932
Transfer		(22,746)
Sales and distributions	(4,008)	(3,481)
Gain recognized in finance income	171	2,292
Ending balance	R$ 5,985	R$ 8,593